25. PENSION AND OTHER POST-EMPLOYMENT PLANS (Details 4) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$) Number
Disclosure of defined benefit plans [line items]
2018	R$ 76.6
2019	25.2
2020	30.2
2021	32.1
2022	31.5
2023 to 2027	R$ 164.7
Weighted average duration - in years | Number	7
FAF [Member]
Disclosure of defined benefit plans [line items]
2018	R$ 128.7
2019	137.5
2020	147.6
2021	160.1
2022	171.8
2023 to 2027	R$ 1,039.3
Weighted average duration - in years | Number	12.48
Plans I and II [Member]
Disclosure of defined benefit plans [line items]
2018	R$ 1.2
2019	1.3
2020	1.3
2021	1.4
2022	1.4
2023 to 2027	R$ 7.7
Weighted average duration - in years | Number	10.23